Financial Risk Review (Details) - Schedule of Financial Instruments - Foreign Currency Risk [Member]	Dec. 31, 2023 TZS (Tsh)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 ZAR (R)	Dec. 31, 2022 TZS (Tsh)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 ZAR (R)
Financial Risk Review (Details) - Schedule of Financial Instruments [Line Items]
Cash in banks	Tsh 1,259,494,294	£ 620,208	$ 2,587,533	€ 133,685	R 937,684	Tsh 600,859,075	£ 359,021	$ 1,456,988
Trade receivables			112,069
Prepaid expenses		134,828	238,181
Trade and other payables		£ 489,117	$ 743,959				£ 77,301	$ 919,785